Post-Employment and Other Non-current Employee Benefits - Summary of Amounts Recognized in Consolidated Income Statements and Consolidated Statements of Comprehensive Income (Detail) - MXN ($)
$ in Millions
	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of defined benefit plans [line items]
Remeasurements of the Net Defined Benefit Liability net of taxes	$ 1,240	$ 1,173	$ 855	$ 344
Income statement
Disclosure of defined benefit plans [line items]
Current Service Cost	328	297	205
Past Service Cost	0	71	32
(Gain) or Loss on Settlement or curtailment	0	0	2
Net Interest on the Net Defined Benefit Liability	248	231	200
Accumulated OCI
Disclosure of defined benefit plans [line items]
Remeasurements of the Net Defined Benefit Liability net of taxes	1,240	1,173	855
Pension and Retirement Plans
Disclosure of defined benefit plans [line items]
Remeasurements of the Net Defined Benefit Liability net of taxes	3,281	3,110
Pension and Retirement Plans | Income statement
Disclosure of defined benefit plans [line items]
Current Service Cost	244	229	170
Past Service Cost	0	71	(44)
(Gain) or Loss on Settlement or curtailment	0	0	2
Net Interest on the Net Defined Benefit Liability	197	188	176
Pension and Retirement Plans | Accumulated OCI
Disclosure of defined benefit plans [line items]
Remeasurements of the Net Defined Benefit Liability net of taxes	1,038	934	790
Seniority premiums | Income statement
Disclosure of defined benefit plans [line items]
Current Service Cost	84	68	35
Past Service Cost	0	0	76
(Gain) or Loss on Settlement or curtailment	0	0	0
Net Interest on the Net Defined Benefit Liability	51	43	24
Seniority premiums | Accumulated OCI
Disclosure of defined benefit plans [line items]
Remeasurements of the Net Defined Benefit Liability net of taxes	$ 202	$ 239	$ 65